TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]

13) TRADE AND OTHER RECEIVABLES

The breakdown of “Trade and other receivables” at December 31, 2019 and 2020 is as follow:

	Thousands of U.S. dollars
	2019	2020
Non-current trade receivables	6,321	8,477
Other non-financial assets (*)	15,803	12,518
Total non-current	22,124	20,995
Current trade receivables	334,949	274,355
Other receivables	5,953	4,678
Prepayments	12,675	14,698
Personnel	6,022	5,355
Total current	359,599	299,086
Total	381,723	320,081

(*) "Other non-financial assets" as of December 31, 2019 and 2020 primarily comprise tax credits with the Brazilian social security authority (Instituto Nacional do Seguro Social), recorded in Atento Brasil S.A.

	Thousands of U.S. dollars
	2019	2020

Trade receivables	347,703	286,403
Allowances of trade receivables	(6,433)	(3,571)
Trade receivables, net	341,270	282,832

As of December 31, 2020, trade receivables not yet due for which no allowance has been made amounted to 247,902 thousand U.S. dollars (311,552 thousand U.S. dollars as of December 31, 2019).

As of December 31, 2020, trade receivables due for which no allowance has been made amounted to 16,033 thousand U.S. dollars (26,999 thousand U.S. dollars as of December 31, 2019). These balances relate to certain customers with no recent history of default. The aging analysis of these accounts is as follow:

	Thousands of U.S. dollars
	Less than 90 days	Between 90 and 180 days	Between 180 and 360 days	Over 360 days	Total
12/31/2019	22,606	1,224	1,233	1,936	26,999
12/31/2020	13,197	739	782	1,315	16,033

Changes in allowances of trade receivables in 2019 and 2020 were as follow:

	Thousands of U.S. dollars
	2019	2020
Opening balance	(2,175)	(6,433)
Allowance of trade receivables (*)	(4,588)	(6,649)
Reversal (*)	277	1,356
Use of provision	-	7,930
Translation differences	53	225
Total	(6,433)	(3,571)

(*) The total of allowance of trade provision and reversal are the impact in change in trade provisions in the consolidated statements of operations.

The Atento Group’s maximum exposure to credit risk at the reporting date is equivalent to the carrying amount of each of the aforementioned trade receivables categories. The Atento Group holds no guarantees as collection insurance.